RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Fantex Series Vernon Davis	Sep. 30, 2012 Parent	Dec. 31, 2012 Parent	Jun. 30, 2014 Parent	Jun. 30, 2013 Parent	Dec. 31, 2013 Parent	Jun. 30, 2014 Parent Fantex Holdings, Inc. 2012 Equity Incentive Plan	Dec. 31, 2013 Parent Fantex Holdings, Inc. 2012 Equity Incentive Plan item
RELATED PARTY TRANSACTIONS
Management fees charged					$ 19,326			$ 20,343
Expenses directly related to operations paid by the Parent company						0	1,063,023	1,881,681	1,796,348	3,562,295
Expenses contributed from parent	1,063,023	1,881,681	1,727,053	2,335,169			1,063,023			2,335,169
Cash contribution			2,000,000	2,000,000						2,000,000
Amount paid to Reimburse expenses										1,533,167
Number of independent directors												5
Non qualified options granted (in shares)												100,000
Contractual term of non qualified options												10 years
Vesting period of non qualified options												4 years
Allocation of stock compensation											12,606	9,837
Key assumptions used to value stock option grants
Expected Term											6 years 7 days
Risk Free Rate (as a percent)											1.75%
Weighted Average Volatility (as a percent)											65.50%
Expected Forfeiture Rate (as a percent)											35.00%
Expected Dividend Rate (as a percent)											0.00%
Fair value of the options (in dollars per share)											$ 0.967
Shares remaining to be expensed over the remaining vesting period											76,386	88,775
Compensation expense remaining to be expensed											$ 73,865	$ 85,845
Remaining vesting period over which shares are to be expensed											3 years